Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 36.6%
Argentina - 0.8%
Pampa Energia SA
7.50%, 01/24/2027 (A)	$ 2,340,000	$ 1,992,510
YPF SA
2.50% (B), 06/30/2029 (C)	1,670,000	1,006,643

		2,999,153

Austria - 0.2%
Suzano Austria GmbH
3.13%, 01/15/2032	905,000	837,397

Bermuda - 0.6%
Digicel Group Holdings Ltd.
PIK Rate 2.00%, Cash Rate 8.00%, 04/01/2024 (D)	2,194,150	2,199,635

Brazil - 1.1%
Banco Bradesco SA
4.38%, 03/18/2027 (A)	1,490,000	1,525,909
Banco do Brasil SA
Fixed until 06/18/2024 (E), 9.00% (C) (F)	1,150,000	1,230,500
Oi SA
PIK Rate 4.00%, Cash Rate 8.00%, 07/27/2025 (D)	1,990,000	1,651,720

		4,408,129

Canada - 0.5%
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (A)	1,735,000	1,843,437

Cayman Islands - 2.7%
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/2026 (C)	900,000	756,000
IHS Holding Ltd.
6.25%, 11/29/2028 (A)	975,000	982,312
Kaisa Group Holdings Ltd.
9.38%, 06/30/2024 (C)	2,120,000	567,100
11.25%, 04/16/2025 (C)	350,000	93,625
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/2036 (A)	1,735,018	1,803,847
Powerlong Real Estate Holdings Ltd.
5.95%, 04/30/2025 (C) (G)	900,000	667,530
6.25%, 08/10/2024 (C)	400,000	310,000
SA Global Sukuk Ltd.
2.69%, 06/17/2031 (A)	2,750,000	2,718,100
Vale Overseas Ltd.
3.75%, 07/08/2030	2,930,000	2,971,020

		10,869,534

Chile - 2.0%
Agrosuper SA
4.60%, 01/20/2032 (A)	1,405,000	1,424,178
Alfa Desarrollo SpA
4.55%, 09/27/2051 (A)	1,800,000	1,648,476
Cia Cervecerias Unidas SA
3.35%, 01/19/2032 (A)	1,100,000	1,094,500
Interchile SA
4.50%, 06/30/2056 (A)	860,000	881,509

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chile (continued)
Sociedad de Transmision Austral SA
4.00%, 01/27/2032 (A)	$ 1,490,000	$ 1,472,343
Telefonica Moviles Chile SA
3.54%, 11/18/2031 (A)	1,610,000	1,545,600

		8,066,606

Colombia - 0.8%
Ecopetrol SA
4.63%, 11/02/2031	500,000	460,650
5.88%, 05/28/2045	910,000	802,301
Empresas Publicas de Medellin ESP
4.38%, 02/15/2031 (A)	980,000	890,585
Interconexion Electrica SA ESP
3.83%, 11/26/2033 (A)	1,235,000	1,238,088

		3,391,624

Guatemala - 0.3%
CT Trust
5.13%, 02/03/2032 (A)	1,070,000	1,088,971

India - 1.0%
Muthoot Finance Ltd.
4.40%, 09/02/2023 (A) (G)	840,000	844,368
6.13%, 10/31/2022 (A)	1,500,000	1,518,021
Reliance Industries Ltd.
3.63%, 01/12/2052 (A)	1,830,000	1,729,895

		4,092,284

Indonesia - 1.3%
Indofood CBP Sukses Makmur Tbk PT
4.75%, 06/09/2051 (C)	3,000,000	2,861,609
Pertamina Persero PT
5.63%, 05/20/2043 (A) (G)	2,250,000	2,478,615

		5,340,224

Ireland - 0.4%
Lukoil Capital DAC
3.60%, 10/26/2031 (A)	840,000	762,930
3.60%, 10/26/2031 (C)	200,000	181,650
Sovcombank Via SovCom Capital DAC
Fixed until 02/17/2027 (E), 7.60% (A) (F)	795,000	714,626

		1,659,206

Israel - 0.9%
Energean Israel Finance Ltd.
4.88%, 03/30/2026 (C)	700,000	686,875
5.88%, 03/30/2031 (C)	1,100,000	1,065,680
Leviathan Bond Ltd.
6.75%, 06/30/2030 (C)	1,890,000	2,015,212

		3,767,767

Jersey, Channel Islands - 1.0%
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/2027 (A)	1,923,047	1,894,049
2.16%, 03/31/2034 (C)	1,740,000	1,668,046
2.16%, 03/31/2034 (A)	335,000	321,147

		3,883,242

Transamerica Funds	Page 1

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Kazakhstan - 0.7%
Fund of National Welfare Samruk-Kazyna JSC
2.00%, 10/28/2026 (A)	$ 1,110,000	$ 1,065,660
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (C)	1,480,000	1,790,457

		2,856,117

Luxembourg - 3.1%
CSN Resources SA
4.63%, 06/10/2031 (A)	1,760,000	1,661,457
EIG Pearl Holdings SARL
3.55%, 08/31/2036 (A)	1,130,000	1,126,703
4.39%, 11/30/2046 (A)	1,340,000	1,333,595
Guara Norte SARL
5.20%, 06/15/2034 (A)	988,326	922,859
JBS Finance Luxembourg SARL
3.63%, 01/15/2032 (A)	1,160,000	1,105,689
Kenbourne Invest SA
6.88%, 11/26/2024 (A)	1,330,000	1,375,360
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031 (A)	1,400,000	1,337,014
Movida Europe SA
5.25%, 02/08/2031 (A) (G)	2,400,000	2,106,024
Rumo Luxembourg SARL
4.20%, 01/18/2032 (A)	1,700,000	1,555,500

		12,524,201

Mexico - 5.9%
Banco Mercantil del Norte SA
Fixed until 01/24/2032 (E), 6.63% (A) (F)	2,120,000	2,048,556
BBVA Bancomer SA
Fixed until 01/18/2028, 5.13% (F), 01/18/2033 (A)	1,000,000	1,005,090
Braskem Idesa SAPI
6.99%, 02/20/2032 (A)	1,120,000	1,111,600
CIBANCO SA Institucion de Banca Multiple Trust
4.38%, 07/22/2031 (A)	1,400,000	1,309,014
Corp. Inmobiliaria Vesta SAB de CV
3.63%, 05/13/2031 (A)	980,000	952,423
Grupo Bimbo SAB de CV
Fixed until 04/17/2023 (E), 5.95% (A) (F)	1,200,000	1,238,400
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/2051 (A)	1,980,000	1,905,770
Petroleos Mexicanos
6.70%, 02/16/2032 (A)	7,237,000	7,159,853
7.19%, 09/12/2024 (C)	MXN 51,000,000	2,351,570
7.69%, 01/23/2050	$ 3,660,000	3,388,538
Total Play Telecomunicaciones SA de CV
6.38%, 09/20/2028 (A)	1,320,000	1,230,900

		23,701,714

Morocco - 0.3%
OCP SA
5.13%, 06/23/2051 (A)	1,445,000	1,307,725

Multi-National - 0.3%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.50%, 01/15/2030 (A)	1,060,000	1,124,236

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands - 2.7%
Braskem Finance BV
5.88%, 01/31/2050 (A) (G)	$ 2,100,000	$ 2,278,500
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	1,375,000	1,440,312
Mong Duong Finance Holdings BV
5.13%, 05/07/2029 (A)	2,445,000	2,252,334
MV24 Capital BV
6.75%, 06/01/2034 (A)	541,842	540,493
Prosus NV
3.83%, 02/08/2051 (A)	1,845,000	1,550,957
4.99%, 01/19/2052 (A)	1,350,000	1,320,934
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	1,325,000	1,216,165

		10,599,695

Nigeria - 0.4%
SEPLAT Energy PLC
7.75%, 04/01/2026 (A)	1,500,000	1,496,250

Northern Mariana Islands - 0.3%
Azure Power Solar Energy Pvt Ltd.
5.65%, 12/24/2024 (A)	1,100,000	1,138,500

Oman - 0.4%
OQ SAOC
5.13%, 05/06/2028 (A)	1,580,000	1,589,701

Qatar - 1.1%
Qatar Energy
1.38%, 09/12/2026 (A)	1,310,000	1,262,277
2.25%, 07/12/2031 (A)	3,085,000	2,969,312

		4,231,589

Republic of South Africa - 0.4%
Eskom Holdings SOC Ltd.
7.50%, 09/15/2033	ZAR 34,000,000	1,672,487

Saudi Arabia - 0.9%
Saudi Arabian Oil Co.
4.25%, 04/16/2039 (A)	$ 1,585,000	1,710,215
4.25%, 04/16/2039 (C)	1,850,000	1,996,150

		3,706,365

Singapore - 0.8%
LLPL Capital Pte Ltd.
6.88%, 02/04/2039 (A)	1,255,380	1,378,734
6.88%, 02/04/2039 (C)	26,901	29,544
Medco Laurel Tree Pte Ltd.
6.95%, 11/12/2028 (A)	1,795,000	1,762,115

		3,170,393

Turkey - 0.6%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS
9.50%, 07/10/2036 (A)	690,000	673,868
QNB Finansbank AS
6.88%, 09/07/2024 (A) (G)	1,690,000	1,770,140

		2,444,008

United Arab Emirates - 1.1%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 (C)	900,000	1,006,848

Transamerica Funds	Page 2

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Arab Emirates (continued)
Acwa Power Management & Investments One Ltd.
5.95%, 12/15/2039 (A)	$ 1,796,580	$ 2,063,372
Sweihan PV Power Co. PJSC
3.63%, 01/31/2049 (A)	1,400,000	1,350,093

		4,420,313

United Kingdom - 1.5%
Energean PLC
6.50%, 04/30/2027 (A)	1,130,000	1,091,863
Liquid Telecommunications Financing PLC
5.50%, 09/04/2026 (A)	750,000	756,000
Tullow Oil PLC
10.25%, 05/15/2026 (A)	2,500,000	2,525,000
Vedanta Resources Finance II PLC
8.95%, 03/11/2025 (A)	1,070,000	1,016,714
13.88%, 01/21/2024 (A)	735,000	769,912

		6,159,489

United States - 1.6%
Kosmos Energy Ltd.
7.13%, 04/04/2026 (A) (G)	400,000	390,000
7.75%, 05/01/2027 (A)	1,030,000	1,004,250
MercadoLibre, Inc.
3.13%, 01/14/2031	560,000	504,336
New Fortress Energy, Inc.
6.50%, 09/30/2026 (A)	600,000	561,000
Sasol Financing USA LLC
5.50%, 03/18/2031	1,940,000	1,896,350
TSMC Arizona Corp.
2.50%, 10/25/2031	2,000,000	1,973,421

		6,329,357

Venezuela - 0.1%
Petroleos de Venezuela SA
8.50%, 10/27/2020 (C) (H) (I)	1,945,000	282,025

Virgin Islands, British - 0.8%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029 (A)	1,010,000	1,024,584
Huarong Finance II Co. Ltd.
5.00%, 11/19/2025 (C)	910,000	928,200
Studio City Finance Ltd.
5.00%, 01/15/2029 (C)	200,000	173,836
6.50%, 01/15/2028 (C)	940,000	878,900

		3,005,520

Total Corporate Debt Securities (Cost $151,627,988)		146,206,894

FOREIGN GOVERNMENT OBLIGATIONS - 58.3%
Angola - 1.4%
Angola Government International Bond
9.50%, 11/12/2025 (C)	4,410,000	4,816,161
9.50%, 11/12/2025 (A)	600,000	655,260

		5,471,421

Argentina - 2.2%
Argentina Republic Government International Bond
0.50% (B), 07/09/2030	8,290,000	2,797,958
1.13% (B), 07/09/2046	15,095,000	4,770,624
2.00% (B), 01/09/2038	3,092,183	1,171,009

		8,739,591

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil - 3.0%
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2023 - 01/01/2031	BRL 66,269,000	$ 11,809,559

Chile - 3.0%
Bonos de la Tesoreria de la Republica EN pesos
4.70%, 09/01/2030 (C)	CLP 5,575,000,000	6,685,335
5.00%, 10/01/2028 (C)	1,095,000,000	1,337,203
5.00%, 03/01/2035	985,000,000	1,175,517
Chile Government International Bond
2.55%, 07/27/2033	$ 1,400,000	1,309,700
2.75%, 01/31/2027	580,000	587,836
3.50%, 01/31/2034	400,000	408,600
4.00%, 01/31/2052	400,000	411,000

		11,915,191

China - 0.6%
China Government Bond
3.27%, 11/19/2030	CNY 15,000,000	2,446,056

Colombia - 1.1%
Colombia Government International Bond
4.50%, 03/15/2029	$ 2,230,000	2,196,149
5.20%, 05/15/2049	605,000	521,927
6.13%, 01/18/2041	1,810,000	1,767,936

		4,486,012

Cote d’Ivoire - 1.1%
Ivory Coast Government International Bond
6.13%, 06/15/2033 (A)	1,080,000	1,107,000
6.88%, 10/17/2040 (A)	EUR 3,040,000	3,436,805

		4,543,805

Dominican Republic - 0.8%
Dominican Republic International Bond
5.88%, 01/30/2060 (A)	$ 3,710,000	3,366,120

Ecuador - 0.5%
Ecuador Government International Bond
5.00% (B), 07/31/2030 (C)	2,145,000	1,860,787

Egypt - 2.3%
Egypt Government Bond
14.05%, 07/21/2022	EGP 32,400,000	2,074,340
14.31%, 10/13/2023	34,585,000	2,206,665
Egypt Government International Bond
7.60%, 03/01/2029 (A)	$ 1,545,000	1,486,908
8.88%, 05/29/2050 (A)	4,075,000	3,480,205

		9,248,118

El Salvador - 0.3%
El Salvador Government International Bond
5.88%, 01/30/2025 (A)	1,775,000	1,060,580

Gabon - 0.6%
Gabon Government International Bond
6.63%, 02/06/2031 (A)	1,160,000	1,122,653
6.95%, 06/16/2025 (A)	1,375,000	1,431,100

		2,553,753

Transamerica Funds	Page 3

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ghana - 1.0%
Ghana Government International Bond
7.63%, 05/16/2029 (A)	$ 4,940,000	$ 3,838,874

Hungary - 2.7%
Hungary Government Bond
1.50%, 08/26/2026	HUF 1,055,430,000	2,906,694
2.25%, 04/20/2033 - 06/22/2034	2,706,450,000	6,489,796
Hungary Government International Bond
3.13%, 09/21/2051 (A)	$ 1,610,000	1,495,777

		10,892,267

Indonesia - 4.3%
Indonesia Government International Bond
4.35%, 01/08/2027 (A)	6,000,000	6,536,264
4.63%, 04/15/2043 (A)	2,395,000	2,626,047
Indonesia Treasury Bond
7.50%, 08/15/2032	IDR 8,330,000,000	609,314
8.25%, 06/15/2032 - 05/15/2036	42,491,000,000	3,275,019
8.38%, 03/15/2034	51,892,000,000	4,044,704

		17,091,348

Lebanon - 0.0% (J)
Lebanon Government International Bond
6.85%, 03/23/2027 (C)	$ 1,630,000	168,542

Malaysia - 2.5%
Malaysia Government Bond
3.76%, 05/22/2040	MYR 16,416,000	3,668,234
4.89%, 06/08/2038	12,601,000	3,244,237
Malaysia Sovereign Sukuk Bhd.
3.04%, 04/22/2025 (A)	$ 3,000,000	3,108,348

		10,020,819

Mexico - 5.9%
Mexico Bonos
7.50%, 06/03/2027	MXN 111,097,100	5,365,331
Series M,
7.75%, 05/29/2031	63,450,000	3,087,236
8.50%, 05/31/2029	98,940,000	5,034,774
10.00%, 11/20/2036	18,750,000	1,085,769
Mexico Government International Bond
3.75%, 01/11/2028	$ 2,975,000	3,142,433
4.28%, 08/14/2041	1,220,000	1,192,550
4.40%, 02/12/2052	3,100,000	2,991,500
4.75%, 04/27/2032 (G)	1,660,000	1,816,040

		23,715,633

Nigeria - 1.2%
Nigeria Government International Bond
6.50%, 11/28/2027 (A) (G)	1,830,000	1,832,287
7.38%, 09/28/2033 (A)	3,230,000	3,005,838

		4,838,125

Oman - 1.1%
Oman Government International Bond
6.25%, 01/25/2031 (A) (G)	2,000,000	2,126,660
7.00%, 01/25/2051 (A)	2,370,000	2,381,850

		4,508,510

Panama - 2.1%
Panama Government International Bond
2.25%, 09/29/2032	1,475,000	1,350,215

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Panama (continued)
Panama Government International Bond (continued)
3.75%, 03/16/2025	$ 500,000	$ 520,370
3.88%, 03/17/2028	2,125,000	2,231,548
4.50%, 04/16/2050 - 01/19/2063	4,075,000	4,151,087

		8,253,220

Peru - 2.5%
Peru Government International Bond
2.39%, 01/23/2026	2,680,000	2,679,705
2.78%, 01/23/2031	2,475,000	2,400,775
3.00%, 01/15/2034	3,125,000	2,987,531
6.90%, 08/12/2037 (A)	PEN 7,908,000	2,069,150

		10,137,161

Qatar - 1.0%
Qatar Government International Bond
3.40%, 04/16/2025 (A)	$ 3,750,000	3,922,867

Republic of Korea - 0.7%
Export-Import Bank of Korea
8.00%, 05/15/2024 (A)	IDR 35,800,000,000	2,623,641

Republic of South Africa - 2.8%
Republic of South Africa Government Bond
7.00%, 02/28/2031	ZAR 86,008,000	4,710,015
8.00%, 01/31/2030	22,357,100	1,342,444
8.88%, 02/28/2035	87,723,000	5,128,468

		11,180,927

Romania - 1.5%
Romania Government Bond
5.00%, 02/12/2029	RON 12,160,000	2,727,546
Romania Government International Bond
2.13%, 03/07/2028 (A)	EUR 1,000,000	1,122,799
3.00%, 02/27/2027 (A)	$ 1,270,000	1,271,189
5.13%, 06/15/2048 (A)	900,000	1,001,331

		6,122,865

Russian Federation - 1.3%
Russian Federation Federal Bond - OFZ
7.70%, 03/23/2033	RUB 435,025,000	5,040,226

Saudi Arabia - 1.3%
Saudi Arabia Government International Bond
3.25%, 10/26/2026 (A)	$ 3,077,000	3,213,951
4.63%, 10/04/2047 (A)	1,913,000	2,181,624

		5,395,575

Supranational - 0.3%
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031 (A)	1,050,000	1,129,380

Thailand - 2.0%
Thailand Government Bond
0.95%, 06/17/2025	THB 63,285,000	1,897,551
1.59%, 12/17/2035	102,162,000	2,730,383
2.13%, 12/17/2026	56,116,000	1,743,472
3.78%, 06/25/2032	53,413,000	1,830,188

		8,201,594

Turkey - 1.6%
Turkey Government International Bond
5.88%, 06/26/2031	$ 1,020,000	889,950
6.38%, 10/14/2025 (G)	2,680,000	2,646,339
6.50%, 09/20/2033	1,110,000	988,566

Transamerica Funds	Page 4

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Turkey (continued)
Turkiye Ihracat Kredi Bankasi AS
5.75%, 07/06/2026 (A)	$ 1,990,000	$ 1,871,794

		6,396,649

Ukraine - 3.4%
Ukraine Government International Bond
Zero Coupon (F), 05/31/2040 (C)	3,960,000	2,970,000
7.38%, 09/25/2032 (C)	1,120,000	945,235
7.75%, 09/01/2023 - 09/01/2025 (C)	8,015,000	7,122,641
9.75%, 11/01/2028 (C)	2,900,000	2,729,306

		13,767,182

United Arab Emirates - 1.2%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (A)	2,500,000	2,635,675
Finance Department Government of Sharjah
3.63%, 03/10/2033 (A)	2,200,000	2,067,120

		4,702,795

Venezuela - 0.2%
Venezuela Government International Bond
9.00%, 05/07/2023 (C) (H) (I)	9,260,000	509,300
11.95%, 08/05/2031 (C) (H) (I)	5,565,000	306,075

		815,375

Virgin Islands, British - 0.3%
1MDB Global Investments Ltd.
4.40%, 03/09/2023 (C)	1,200,000	1,200,899

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Zambia - 0.5%
Zambia Government International Bond
5.38%, 09/20/2022 (C)	$ 1,940,000	$ 1,393,211
8.50%, 04/14/2024 (C)	570,000	427,785

		1,820,996

Total Foreign Government Obligations (Cost $247,344,671)		233,286,463

OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (K)	4,276,386	4,276,386

Total Other Investment Company (Cost $4,276,386)		4,276,386

REPURCHASE AGREEMENT - 4.2%
Fixed Income Clearing Corp., 0.00% (K), dated 01/31/2022, to be repurchased at $16,845,899 on 02/01/2022. Collateralized by a U.S. Government Obligation, 3.63%, due 04/15/2028, and with a value of $17,182,991.	$ 16,845,899	16,845,899

Total Repurchase Agreement (Cost $16,845,899)		16,845,899

Total Investments (Cost $420,094,944)		400,615,642
Net Other Assets (Liabilities) - (0.2)%		(775,251)

Net Assets - 100.0%		$ 399,840,391

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	02/02/2022	USD	3,854,533	BRL	20,735,764	$—	$(48,323)
BCLY	02/02/2022	BRL	20,735,764	USD	3,849,347	53,510	—
BCLY	02/22/2022	USD	1,925,947	CLP	1,566,276,398	—	(24,794)
HSBC	02/28/2022	USD	602,817	HUF	193,112,564	—	(5,706)
HSBC	02/28/2022	CZK	136,574,126	USD	6,229,435	56,786	—
HSBC	02/28/2022	THB	65,226,596	USD	1,959,934	—	(1,192)
HSBC	02/28/2022	PLN	19,239,993	USD	4,704,730	1,045	—
JPM	02/28/2022	USD	3,448,934	EUR	3,088,627	—	(22,925)
JPM	02/28/2022	USD	1,923,352	RUB	154,079,729	—	(55,867)
MSC	02/28/2022	USD	5,791,454	MXN	120,334,837	—	(15,511)
MSC	02/28/2022	ZAR	19,520,168	USD	1,277,345	—	(12,274)

Total						$111,341	$(186,592)

Transamerica Funds	Page 5

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	58.2%	$233,286,463
Oil, Gas & Consumable Fuels	13.3	53,466,231
Electric Utilities	3.6	14,480,871
Banks	2.1	8,294,821
Metals & Mining	2.1	8,262,540
Food Products	1.9	7,754,112
Chemicals	1.6	6,594,175
Energy Equipment & Services	1.5	5,871,750
Wireless Telecommunication Services	1.3	5,120,595
Diversified Telecommunication Services	1.2	4,727,591
Real Estate Management & Development	1.2	4,655,692
Internet & Direct Marketing Retail	0.8	3,376,227
Construction & Engineering	0.8	3,304,133
Consumer Finance	0.6	2,362,389
Transportation Infrastructure	0.6	2,229,368
Beverages	0.5	2,119,084
Specialty Retail	0.5	2,106,024
Professional Services	0.5	2,063,372
Capital Markets	0.5	1,993,860
Semiconductors & Semiconductor Equipment	0.5	1,973,421
Road & Rail	0.5	1,803,847
Pharmaceuticals	0.3	1,216,165
Hotels, Restaurants & Leisure	0.3	1,052,736
Paper & Forest Products	0.2	837,397
Marine	0.1	540,493

Investments	94.7	379,493,357
Short-Term Investments	5.3	21,122,285

Total Investments	100.0%	$400,615,642

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$146,206,894	$—	$146,206,894
Foreign Government Obligations	—	233,286,463	—	233,286,463
Other Investment Company	4,276,386	—	—	4,276,386
Repurchase Agreement	—	16,845,899	—	16,845,899

Total Investments	$4,276,386	$396,339,256	$—	$400,615,642

Other Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$111,341	$—	$111,341

Total Other Financial Instruments	$—	$111,341	$—	$111,341

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$(186,592)	$—	$(186,592)

Total Other Financial Instruments	$—	$(186,592)	$—	$(186,592)

Transamerica Funds	Page 6

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the total value of 144A securities is $173,293,971, representing 43.3% of the Fund’s net assets.
(B)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2022; the maturity dates disclosed are the ultimate maturity dates.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2022, the total value of Regulation S securities is $55,020,480, representing 13.8% of the Fund’s net assets.
(D)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Floating or variable rate securities. The rates disclosed are as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,630,556, collateralized by cash collateral of $4,276,386 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,534,385. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Non-income producing securities.
(I)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2022, the total value of such securities is $1,097,400, representing 0.3% of the Fund’s net assets.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Rates disclosed reflect the yields at January 31, 2022.
(L)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(M)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi (onshore)
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.

Transamerica Funds	Page 7

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Emerging Markets Debt (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 8

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 9